Significant accounting policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Direct And Indirect Ownership In All Subsidiary	100.00%
Standard Corporation Tax Rate	12.50%
Higher Corporation Tax Rate	25.00%
Other Non Current Assets Estimated Useful Life	5 years
Deferred Income Tax Expense (Benefit)	$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	$ 0
Vessels [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Minimum [Member] | Vessels [Member]
Significant Accounting Policies [Line Items]
Drydock Expenditure Amortization Period	3 years
Maximum [Member] | Vessels [Member]
Significant Accounting Policies [Line Items]
Drydock Expenditure Amortization Period	5 years